CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues
Product sales	$ 299,585	¥ 1,940,649	¥ 1,187,162	¥ 1,274,746
Services (including related-party revenues of RMB12,677, RMB622 and RMB7,850 for the years ended December 31, 2013, 2014 and 2015, respectively)	101,546	657,794	397,258	247,090
Total net revenues	401,131	2,598,443	1,584,420	1,521,836
Operating expenses:
Cost of products	(267,964)	(1,735,820)	(1,086,133)	(1,245,832)
Fulfillment	(50,196)	(325,159)	(168,130)	(116,432)
Sales and marketing	(62,293)	(403,519)	(226,952)	(146,202)
Technology and content	(9,254)	(59,946)	(63,607)	(16,120)
General and administrative	(11,374)	(73,678)	(96,911)	(38,160)
Other operating income (expenses), net	1,255	8,130	457	(75)
Total operating expenses	(399,826)	(2,589,992)	(1,641,276)	(1,562,821)
Income (Loss) from operations	1,305	8,451	(56,856)	(40,985)
Other income (expenses):
Interest income	$ 1,364	¥ 8,834	3,156	4,574
Interest expense			¥ (1,552)	¥ (677)
Gain on disposal of investment	$ 1,493	¥ 9,674
Exchange loss	(19)	(124)	¥ (2,650)	¥ (376)
Income (loss) before income tax and share of loss in equity method investment	4,143	26,835	(57,902)	(37,464)
Income tax (expense) benefit	930	6,022	¥ (1,912)	¥ (307)
Share of loss in equity method investment	(1,580)	(10,236)
Net Income (loss)	$ 3,493	¥ 22,621	¥ (59,814)	¥ (37,771)
Deemed dividend from issuance of convertible redeemable preferred shares			(16,666)
Change in redemption value of convertible redeemable preferred shares	$ (3,911)	¥ (25,332)	(79,169)	¥ (61,435)
Net loss attributable to ordinary shareholders	$ (418)	¥ (2,711)	¥ (155,649)	¥ (99,206)
Net loss per share attributable to ordinary shareholders:
Basic | (per share)	$ 0.00	¥ (0.03)	¥ (5.31)	¥ (3.31)
Diluted | (per share)	0.00	(0.03)	(5.31)	(3.31)
Net loss per American depositary shares ("ADS") attributable to ordinary shareholders:
Basic | (per share)	(0.01)	(0.08)	(15.93)	(9.93)
Diluted | (per share)	$ (0.01)	¥ (0.08)	¥ (15.93)	¥ (9.93)
Weighted average shares used in calculating net loss per ordinary share:
Basic	102,987,119	102,987,119	29,314,067	29,983,883
Diluted	102,987,119	102,987,119	29,314,067	29,983,883